General (Details) $ in Thousands, ₪ in Millions			12 Months Ended
	Dec. 11, 2023 USD ($)	Dec. 11, 2023 ILS (₪)	Dec. 31, 2023 USD ($)	Jan. 25, 2024 USD ($)	Dec. 31, 2022
General [Line Items]
Investments	$ 350	₪ 1.3
GERD IP Inc [Member]
General [Line Items]
Shares issued percentage			90.00%		90.00%
Shares outstanding percentage			90.00%		90.00%
Eventer Technologies Ltd [Member]
General [Line Items]
Shares issued percentage			46.21%		46.21%
Shares outstanding percentage			46.21%		46.21%
Gix Internet Ltd [Member]
General [Line Items]
Shares issued percentage			45.75%		42.25%
Shares outstanding percentage			45.75%		42.25%
Fuel Doctor [Member]
General [Line Items]
Shares issued percentage			67.00%
Shares outstanding percentage			67.00%
Jeffs’ Brands Ltd.[Member]
General [Line Items]
Shares issued percentage			34.11%
Shares outstanding percentage			34.11%
Parazero Technologies Ltd. [Member]
General [Line Items]
Ownership interest percentage			20.04%
Polyrizon Ltd. [Member]
General [Line Items]
Ownership interest percentage			38.76%
Laminera Flow Optimization Ltd [Member]
General [Line Items]
Ownership interest percentage			19.70%
A.I. Conversation Systems Ltd [Member]
General [Line Items]
Ownership interest percentage			36.08%
Metagramm Software Ltd [Member]
General [Line Items]
Ownership interest percentage			19.99%
Zig Miami 54 LLC [Member]
General [Line Items]
Ownership interest percentage			60.00%
Financial Statements [Member]
General [Line Items]
cash and cash equivalents (in Dollars)			$ 4,500
Non adjusting Events [Member]
General [Line Items]
Shares issued percentage				13.37%
Shares outstanding percentage				13.37%
Aggregate gross proceeds (in Dollars)				$ 7,275